Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Loss per share [Abstract]
Loss attributable to shareholders	$ (14,020)	$ (12,114)	$ (34,121)	$ (30,159)
Weighted average number of shares in issue (in shares)	62,029,395	52,028,145	60,710,082	52,028,145
Basic loss per share (in dollars per share)	$ (0.23)	$ (0.23)	$ (0.56)	$ (0.58)
Diluted loss per share (in dollars per share)	$ (0.23)	$ (0.23)	$ (0.56)	$ (0.58)